Convertible Loan (Details) - USD ($) $ in Thousands		1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 28, 2017	May 31, 2022	Mar. 28, 2017	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Feb. 05, 2021	Jul. 01, 2020	Mar. 31, 2017
Convertible Loan (Details) [Line Items]
Aggregate principal amount (in Dollars)	$ 2,000
Bear interest, percentage								9.60%		9.60%	1.00%	3.75%
Principal amount, percentage								40.00%
IPO scenario estimated percentage		75.00%							37.50%
Common stock reflecting discount													30.00%
Additional percentage													1.00%
Other income expenses (in Dollars)				$ 0	$ 0	$ 0	$ 1,648	$ 1,648	$ 1,342
Convertible Loan Agreement [Member]
Convertible Loan (Details) [Line Items]
Bear interest, percentage	10.00%		10.00%
Principal amount, percentage	300.00%
Received amount (in Dollars)									$ 1,526
Convertible Loan Agreement [Member]
Convertible Loan (Details) [Line Items]
Bear interest, percentage	10.00%		10.00%
Principal amount, percentage			300.00%
Aggregate principal amount (in Dollars)	$ 2,000		$ 2,000